■ Value Line VIP Equity Advantage Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Shares		Value

Closed-End Funds — 95.5%
Aggressive Allocation — 3.0%
2,600	Tri-Continental Corp.	$70,850

China Region — 5.4%
3,200	Morgan Stanley China A Share Fund, Inc.	65,472
3,400	Templeton Dragon Fund, Inc.	60,894
		126,366

Energy Limited Partnership — 17.0%
7,500	ClearBridge Energy Midstream Opportunity Fund, Inc.	65,250
6,000	ClearBridge MLP & Midstream Fund, Inc.	68,280
8,400	ClearBridge MLP & Midstream Total Return Fund, Inc.	74,844
6,000	First Trust MLP and Energy Income Fund	68,880
4,500	Kayne Anderson MLP/Midstream Investment Co.	65,070
8,000	Neuberger Berman MLP & Energy Income Fund, Inc.	57,600
		399,924

Equity Energy — 5.2%
4,500	Adams Natural Resources Fund, Inc.	71,235
4,500	BlackRock Energy and Resources Trust	50,400
		121,635

Financial — 3.0%
2,200	John Hancock Financial Opportunities Fund	70,774

Foreign Large Blend — 3.0%
13,000	BlackRock Enhanced International Dividend Trust	70,590

Global Real Estate — 5.6%
11,000	Aberdeen Global Premier Properties Fund	68,420
8,000	CBRE Clarion Global Real Estate Income Fund	63,280
		131,700

Health — 5.6%
3,700	Tekla Healthcare Investors	67,858
4,300	Tekla Life Sciences Investors	64,930
		132,788

India Equity — 3.0%
3,400	India Fund, Inc. (The)	$69,802

Large Blend — 9.2%
11,500	Liberty All Star Equity Fund	73,600
4,200	Nuveen Dow 30sm Dynamic Overwrite Fund	74,844
5,300	Nuveen S&P 500 Buy-Write Income Fund	69,271
		217,715

Large Growth — 3.0%
4,600	Eaton Vance Enhanced Equity Income Fund	69,644

Large Value — 3.3%
3,600	Gabelli Dividend & Income Trust (The)	77,436

Mid-Cap Growth — 2.9%
1,900	Source Capital, Inc.	69,378

Natural Resources — 2.5%
8,000	BlackRock Resources & Commodities Strategy Trust	59,840

Small Blend — 5.6%
8,000	Royce Micro-Cap Trust, Inc.	64,320
5,000	Royce Value Trust, Inc.	68,800
		133,120

Technology — 3.0%
3,200	Nuveen NASDAQ 100 Dynamic Overwrite Fund	70,912

World Allocation — 3.2%
4,600	Eaton Vance Tax-Advantaged Global Dividend Income Fund	75,716

World Stock — 12.0%
7,100	BlackRock Enhanced Global Dividend Trust	74,053
7,000	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	67,620
8,500	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	69,870
11,800	Voya Global Equity Dividend and Premium Opportunity Fund	70,800
		282,343
	Total Closed-End Funds (Cost $2,307,930)	2,250,533
Exchange-Traded Fund — 3.0%
Health — 3.0%
700	iShares Nasdaq Biotechnology ETF	69,650
	Total Exchange-Traded Funds (Cost $72,878)	69,650
Short-Term Investment — 1.9%
Money Market Fund — 1.9%
45,585	State Street Institutional Liquid Reserves Fund	45,585

■ Value Line VIP Equity Advantage Fund

Schedule of Investments

September 30, 2019 (Unaudited)

Total Short-Term Investments (Cost $45,590)	45,585
Total Investments — 100.4% (Cost $2,426,398)	$2,365,768
Excess Of Liabilities Over Cash And Other Assets —(0.4)%	(10,508)
Net Assets (1) —100.0%	$2,355,260

(1)	For federal income tax purposes, the aggregate cost was $2,426,398, aggregate gross unrealized appreciation was $90,385, aggregate gross unrealized depreciation was $151,015 and the net unrealized depreciation was $60,630.
ETF	Exchange Traded Fund.
MLP	Master Limited Partnership.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2019:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds*	$2,250,533	$—	$—	$2,250,533
Exchange-Traded Fund*	69,650	—	—	69,650
Short-Term Investment	45,585	—	—	45,585
Total Investments in Securities	$2,365,768	$—	$—	$2,365,768

* See Schedule of Investments for further classification

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2019, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2019, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.